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September 4, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

		Re:  First Investors Life Level Premium Variable Life
			Separate Account B
		        File Number:  002-98410/811-04328
		        Rule 30b2-1 Filing

Commissioners:

	As required by the Investment Company Act of 1940, as amended (the "Act"), First Investors Life Level Premium Variable Life Separate Account B, a unit investment trust registered under the Act, recently mailed to its contractowners the semiannual reports of the First Investors Life Series Fund (File number: 002-98409/811-04325) which was filed pursuant to Rule 30d-1 under the Act via Edgar on September 4, 2003, to the extent necessary, that filing is incorporated herein by reference. This filing constitutes the filing of the report as required by Rule 30b2-1 under the Act.

	Any questions regarding this filing should be directed to me at (212) 858-8144.



Sincerely,

/s/ Elizabeth Ann Agostini
Elizabeth Ann Agostini
Corporate Counsel